Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information
Our consolidated results of operations by quarter for the years ended December 31, 2016 and 2015 were as follows (millions, except per unit amounts):

2016	First	Second	Third	Fourth	Year Ended December 31, 2016
Total operating revenues	$1,464	$1,623	$1,823	$1,983	$6,893
Operating income (loss)	$80	$(12)	$92	$19	$179
Net income (loss)	$65	$(21)	$89	$(39)	$94
Net income attributable to non-controlling interests	$—	$(1)	$—	$(5)	$(6)
Net income attributable to partners	$65	$(22)	$89	$(44)	$88
Net loss attributable to predecessor operations	$(7)	$(67)	$(31)	$(119)	$(224)
Net income allocable to limited partners	$41	$14	$89	$44	$188
Basic and diluted net income per limited partner unit	$0.36	$0.12	$0.78	$0.38	$1.64

2015	First	Second	Third	Fourth	Year Ended December 31, 2015
Total operating revenues	$2,020	$1,849	$1,870	$1,691	$7,430
Operating income (loss)	$40	$(463)	$57	$(466)	$(832)
Net (loss) income	$(17)	$(491)	$24	$(382)	$(866)
Net income attributable to non-controlling interests	$—	$—	$(1)	$(4)	$(5)
Net income attributable to partners	$(17)	$(491)	$23	$(386)	$(871)
Net loss attributable to predecessor operations	$(86)	$(489)	$(48)	$(476)	$(1,099)
Net income (loss) allocable to limited partners	$38	$(33)	$40	$59	$104
Basic and diluted net income (loss) per limited partner unit	$0.33	$(0.29)	$0.35	$0.51	$0.91